Summary of significant accounting policies - Cash and cash equivalents, and Accounts receivable (Details) ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 AUD ($)	Mar. 31, 2021 HKD ($)	Mar. 31, 2021 SGD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 AUD ($)	Mar. 31, 2020 HKD ($)	Mar. 31, 2020 SGD ($)
Cash and Cash Equivalents
Cash and cash equivalents	¥ 6,075,798	$ 927,349				¥ 5,473,373
PRC
Cash and Cash Equivalents
Cash and cash equivalents	6,071,659	926,716				5,435,526
U.S. dollar
Cash and Cash Equivalents
Cash and cash equivalents	3,339	$ 508				5,547	$ 778
Australian dollars
Cash and Cash Equivalents
Cash and cash equivalents	17		$ 4			15		$ 4
Renminbi
Cash and Cash Equivalents
Cash and cash equivalents	6,071,697					5,435,559
Hong Kong dollars
Cash and Cash Equivalents
Cash and cash equivalents	741			$ 879		30,088			$ 32,905
Singapore dollars
Cash and Cash Equivalents
Cash and cash equivalents	¥ 4				$ 1	¥ 2,164				$ 435